Subsequent events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Subsequent events
Subsequent to December 31, 2019, the Company issued 499,000 common shares upon the exercise of 499,000 stock options for proceeds of $1,974,000. The Company also granted 1,867,000 stock options to new employees at a weighted average exercise price of $18.66(CA $24.64).